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BNY Mellon High Yield Municipal Bond Fund
BNY Mellon High YIELD MUNICIPAL BOND FUND
May 28, 2021 BNY MELLON MUNICIPAL FUNDS, INC. - BNY Mellon High YIELD MUNICIPAL BOND FUND Supplement to Summary Prospectus and Prospectus Dated December 31, 2020

The following information supersedes and replaces any contrary information contained in “Fees and Expenses” in the fund’s summary prospectus and “Fund Summary - Fees and Expenses” in the fund’s prospectus:

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - BNY Mellon High Yield Municipal Bond Fund	Class A		Class C	Class I Shares	Class Y	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.50%		none	none	none	none
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	none	[1]	1.00%	none	none	none
[1]	Class A shares bought without an initial sales charge as part of an investment of $250,000 or more may be charged a contingent deferred sales charge of 1.00% if redeemed within one year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - BNY Mellon High Yield Municipal Bond Fund		Class A	Class C	Class I Shares	Class Y	Class Z
Management fees		0.45%	0.45%	0.45%	0.45%	0.45%
Distribution and/or service (12b-1) fees		none	0.75%	none	none	0.09%
Shareholder services fees		0.25%	0.25%	none	none	none
Miscellaneous other expenses	[1]	0.22%	0.23%	0.23%	0.22%	0.22%
Total other expenses		0.47%	0.48%	0.23%	0.22%	0.22%
Total annual fund operating expenses		0.92%	1.68%	0.68%	0.67%	0.76%
[1]	Includes interest expense in the amount of ..09% in connection with inverse floater securities.